Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues	$ 1,986	$ 2,120
Income from Equity Investments	52	49
Operating and Other Expenses
Plant operating costs and other	719	738
Commodity purchases resold	313	376
Depreciation and amortization	247	246
Other	(8)	15
Total operating and other expenses	1,271	1,375
Other Income	(20)	0
Interest expense	331	388
Interest income and other	(41)	(12)
Total financial charges	270	376
Income before Income Taxes	497	418
Income tax expense (recovery)
Current	(16)	43
Deferred	80	59
Income tax expense (recovery)	64	102
Net Income	$ 433	$ 316
Net Income per Common Share
Basic (in dollars per share)	$ 2.08	$ 1.52
Diluted (in dollars per share)	$ 2.07	$ 1.52
Weighted Average Number of Shares Outstanding
Basic (in shares)	208.2	207.6
Diluted (in shares)	208.8	208.2